UNREALIZED LOSSES ON SECURITIES	12 Months Ended
Jun. 30, 2017
Unrealized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments [Abstract]
UNREALIZED LOSSES ON SECURITIES

6.	UNREALIZED LOSSES ON SECURITIES

The following tables show the Company’s gross unrealized losses and fair value, aggregated by category and length of time that the individual securities have been in a continuous unrealized loss position, at June 30, 2017 and 2016.

	2017
	Less Than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)
Corporate debt securities	$37,965	$(83)	$994	$(1)	$38,959	$(84)
Obligations of states and political subdivisions	1,827	(4)	—	—	1,827	(4)
Collateralized mortgage obligations:
Agency	23,724	(69)	22,949	(368)	46,673	(437)

Total	$63,516	$(156)	$23,943	$(369)	$87,459	$(525)

	June 30, 2016
	Less Than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)
Corporate debt securities	$19,313	$(27)	$6,243	$(13)	$25,556	$(40)
Foreign Debt Securities [4]	4,646	(2)	—	—	4,646	(2)
Collateralized mortgage obligations:
Agency	17,862	(136)	31,769	(777)	49,631	(913)

Total	$41,821	$(165)	$38,012	$(790)	$79,833	$(955)

For debt securities, impairment is considered to be other than temporary if an entity (1) intends to sell the security, (2) more likely than not will be required to sell the security before recovering its amortized cost basis, or (3) does not expect to recover the security’s entire amortized cost basis (even if the entity does not intend to sell the security). In addition, impairment is considered to be other than temporary if the present value of cash flows expected to be collected from the debt security is less than the amortized cost basis of the security (any such shortfall is referred to as a credit loss).

The Company evaluates outstanding available-for-sale and held-to-maturity securities in an unrealized loss position (i.e., impaired securities) for OTTI on a quarterly basis. In doing so, the Company considers many factors including, but not limited to: the credit ratings assigned to the securities by the Nationally Recognized Statistical Rating Organizations (“NRSROs”); other indicators of the credit quality of the issuer; the strength of the provider of any guarantees; the length of time and extent that fair value has been less than amortized cost; and whether the Company has the intent to sell the security or more likely than not will be required to sell the security before its anticipated recovery. In the case of its private-label residential MBS, the Company also considers prepayment speeds, the historical and projected performance of the underlying loans and the credit support provided by the subordinate securities. These evaluations are inherently subjective and consider a number of quantitative and qualitative factors.

The following table presents a roll-forward of the credit loss component of the amortized cost of mortgage-backed securities that we have written down for OTTI and the credit component of the loss that is recognized in earnings. OTTI recognized in earnings for credit impaired mortgage-backed securities is presented as additions in two components based upon whether the current period is the first time the mortgage-backed security was credit-impaired (initial credit impairment) or is not the first time the mortgage-backed security was credit impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe that we will be required to sell previously credit-impaired mortgage-backed securities. Additionally, the credit loss component is reduced if we receive cash flows in excess of what we expected to receive over the remaining life of the credit impaired mortgage-backed securities, the security matures or is fully written down. In June 2016, the Company received a settlement from Bank of America with regards to its credit impaired mortgage-backed securities totaling $80 thousand. This settlement was applied to the credit loss component, increasing the credit loss component.

[4]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

Changes in the credit loss component of credit impaired mortgage-backed securities were as follows for the twelve month periods ended June 30, 2017 and 2016:

	Twelve Months Ended June 30,
	2017	2016
	(Dollars in Thousands)
Beginning balance	$299	$248
Initial credit impairment	—	—
Subsequent credit impairment	—	—
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reduction for actual realized losses	(40)	(29)
Reduction for increase in cash flows expected to be collected	—	—
Bank of America settlement	—	80

Ending Balance	$259	$299

During the twelve months ended June 30, 2017, the Company recorded no credit impairment charge, and no non-credit unrealized holding loss to accumulated other comprehensive loss. The Company was able to accrete back into other comprehensive income $84 thousand (net of income tax effect of $43 thousand), based on principal repayments on private-label CMOs previously identified with OTTI.

In the case of its private-label residential CMOs that exhibit adverse risk characteristics, the Company employs models to determine the cash flows that it is likely to collect from the securities. These models consider borrower characteristics and the particular attributes of the loans underlying the securities, in conjunction with assumptions about future changes in home prices and interest rates, to predict the likelihood a loan will default and the impact on default frequency, loss severity and remaining credit enhancement. A significant input to these models is the forecast of future housing price changes for the relevant states and metropolitan statistical areas, which are based upon an assessment of the various housing markets. In general, since the ultimate receipt of contractual payments on these securities will depend upon the credit and prepayment performance of the underlying loans and, if needed, the credit enhancements for the senior securities owned by the Company, the Company uses these models to assess whether the credit enhancement associated with each security is sufficient to protect against likely losses of principal and interest on the underlying mortgage loans. The development of the modeling assumptions requires significant judgment.

In conjunction with our adoption of ASC Topic 820 effective June 30, 2009, the Company retained an independent third party to assist it with assessing its investments within the private-label CMO portfolio. The independent third party utilized certain assumptions for producing the cash flow analyses used in the OTTI assessment. Key assumptions would include interest rates, expected market participant spreads and discount rates, housing prices, projected future delinquency levels and assumed loss rates on any liquidated collateral.

The Company reviewed the independent third party’s assumptions used in the June 30, 2017 OTTI process. Based on the results of this review, the Company deemed the independent third party’s assumptions to be reasonable and adopted them. However, different assumptions could produce materially different results, which could impact the Company’s conclusions as to whether an impairment is considered other-than-temporary and the magnitude of the credit loss. The Company had three private-label CMOs with OTTI at June 30, 2017.

If the Company intends to sell an impaired debt security, or more likely than not will be required to sell the security before recovery of its amortized cost basis, the impairment is other-than-temporary and is recognized currently in earnings in an amount equal to the entire difference between fair value and amortized cost. The Company does not anticipate selling its private-label CMOs, nor does Management believe that the Company will be required to sell these securities before recovery of this amortized cost basis.

In instances in which the Company determines that a credit loss exists but the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before the anticipated recovery of its remaining amortized cost basis, the OTTI is separated into (1) the amount of the total impairment related to the credit loss and (2) the amount of the total impairment related to all other factors (i.e., the noncredit portion). The amount of the total OTTI related to the credit loss is recognized in earnings and the amount of the total OTTI related to all other factors is recognized in accumulated other comprehensive loss. The total OTTI is presented in the Consolidated Statement of Income with an offset for the amount of the total OTTI that is recognized in accumulated other comprehensive loss. Absent the intent or requirement to sell a security, if a credit loss does not exist, any impairment is considered to be temporary.

Regardless of whether an OTTI is recognized in its entirety in earnings or if the credit portion is recognized in earnings and the noncredit portion is recognized in other comprehensive income (loss), the estimation of fair values has a significant impact on the amount(s) of any impairment that is recorded.

The noncredit portion of any OTTI losses on securities classified as available-for-sale is adjusted to fair value with an offsetting adjustment to the carrying value of the security. The fair value adjustment could increase or decrease the carrying value of the security. All of the Company’s private-label CMOs were originally, and continue to be classified, as held to maturity.

In periods subsequent to the recognition of an OTTI loss, the other-than-temporarily impaired debt security is accounted for as if it had been purchased on the measurement date of the OTTI at an amount equal to the previous amortized cost basis less the credit-related OTTI recognized in earnings. For debt securities for which credit-related OTTI is recognized in earnings, the difference between the new cost basis and the cash flows expected to be collected is accreted into interest income over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows.

The Company had investments in 48 positions that were temporarily impaired at June 30, 2017. Based on its analysis, management has concluded that three private-label CMOs were other-than-temporarily impaired, while the remaining securities portfolio has experienced unrealized losses and a decrease in fair value due to interest rate volatility, illiquidity in the marketplace, or credit deterioration in the U.S. mortgage markets.